CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net earnings	$ 7,219	$ 25,880
Adjustments to reconcile net earnings to net cash provided by operating activities:
Stock-based compensation expense	17,498	6,299
Depreciation	6,487	7,045
Amortization of intangibles	8,252	3,877
Excess tax benefits from stock-based awards	(4,044)	(12,835)
Deferred income taxes	(159)	595
Acquisition-related contingent consideration fair value adjustments	3,161	(11,011)
Other adjustments, net	(242)	(11,078)
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable	(2,234)	(8,317)
Other assets	(1,792)	(1,968)
Accounts payable and accrued expenses and other current liabilities	20,617	19,402
Income taxes payable	(707)	4,588
Deferred revenue	20,911	17,487
Net cash provided by operating activities	74,967	39,964
Cash flows from investing activities:
Acquisitions, net of cash acquired	(2,252)	(3,809)
Capital expenditures	(6,467)	(4,344)
Other, net	4,250	(405)
Net cash used in investing activities	(4,469)	(8,558)
Cash flows from financing activities:
Principal payment on long-term debt	(10,000)	0
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	(4,453)	0
Excess tax benefits from stock-based awards	4,044	12,835
Transfers to IAC	0	(45,862)
Purchase of noncontrolling interests	0	(308)
Other, net	(12,180)	0
Net cash used in financing activities	(22,589)	(33,335)
Effect of exchange rate changes on cash and cash equivalents	(184)	(6,016)
Net increase (decrease) in cash and cash equivalents	47,725	(7,945)
Cash and cash equivalents at beginning of period	88,173	127,630
Cash and cash equivalents at end of period	$ 135,898	$ 119,685